Offerings - Offering: 1	Aug. 29, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value 0.01 per share
Maximum Aggregate Offering Price	$ 34,222,936.82
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,239.53
Offering Note	(1) This registration statement relates to our Common Shares issuable upon the exercise of subscription rights. Each Common Share will be issued one subscription right. No separate consideration is payable for the subscription rights. (2) The subscription rights are being issued without separate consideration. Pursuant to Rule 457(g) under the Securities Act, no separate registration fee is payable. (3) Represents the maximum amount of gross proceeds from the issuance of our Common Shares pursuant to exercise of the subscription rights. (4) Previously paid. Calculated pursuant to Rule 457(o) of the rules and regulations under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price. ($153.10 per one million gross proceeds)